Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2012	2013	2014
A	24%	24%	29%
B	33%	31%	26%
C	17%	16%	14%
D	10%	9%	7%
E	7%	13%	18%
Total	91%	93%	94%